FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Oct. 14, 2011	Dec. 31, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Dec. 31, 2012 Swap [Member] Financial Expenses Net [Member]	Dec. 31, 2011 Swap [Member] Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts		$ (45)	$ (5)	$ 18	$ 20
Purchase price in US dollars	$ 6,500